Biological assets (Tables)	12 Months Ended
Dec. 31, 2021
Biological assets.
Schedule of reconciliation of the carrying amounts of the biological assets

Balance at December 31, 2020	$46,210
Assets obtained in acquisitions	12,868
Unrealized fair value gain on growth of biological assets	465,180
Increase in biological assets due to capitalized costs	119,450
Transferred to inventories upon harvest	(565,582)
Transferred to assets held for sale	334
Difference in exchange	140
Balance at December 31, 2021	$78,600

Balance at December 31, 2019	$19,197
Assets obtained in acquisitions	8,074
Unrealized fair value gain on growth of biological assets	224,610
Increase in biological assets due to capitalized costs	109,850
Transferred to inventories upon harvest	(314,114)
Transferred to assets held for sale	(1,407)
Balance at December 31, 2020	$46,210